Expense Example - Allspring Municipal Fixed Income Funds	Jun. 30, 2025 USD ($)
California Limited-Term Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 280
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,245
California Limited-Term Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,916
California Limited-Term Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	684
California Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,433
California Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	1,882
California Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	649
High Yield Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	856
High Yield Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	1,623
High Yield Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,066
High Yield Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Intermediate Tax/AMT-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	366
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,270
Intermediate Tax/AMT-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,855
Intermediate Tax/AMT-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	614
Intermediate Tax/AMT-Free Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	552
Minnesota Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	720
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	1,513
Minnesota Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,959
Minnesota Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	731
Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,327
Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Municipal Bond Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Pennsylvania Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	723
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	1,566
Pennsylvania Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,011
Pennsylvania Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	795
Short-Term Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,111
Short-Term Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	1,790
Short-Term Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	551
Short-Term Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	489
Strategic Municipal Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	477
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,339
Strategic Municipal Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,835
Strategic Municipal Bond Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Strategic Municipal Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Ultra Short-Term Municipal Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,013
Ultra Short-Term Municipal Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	445
Ultra Short-Term Municipal Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,698
Ultra Short-Term Municipal Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	382
Ultra Short-Term Municipal Income Fund | A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	708
Wisconsin Tax-Free Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	713
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,532
Wisconsin Tax-Free Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,978
Wisconsin Tax-Free Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 765